LOAN	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
LOAN

NOTE－ 13 LOAN

	September 30, 2025	December 31, 2024

Loan – A (i)	$7,810	$13,210
Loan – B (ii)	—	99,831
Loan – C (iii)	116,040	—
	123,850	113,041

i)	On August 17, 2021, the newly acquired subsidiary, Gorilla Networks Pte. Ltd., received a loan from a bank of SGD 50,000, approximately $35,937 for a term of 60 months until August 31, 2026. The effective interest rate is 4.75%. For the nine months ended September 30, 2025 and 2024, the Company recognized the interest expense of $393 and $661, respectively. For the three months ended September 30, 2025 and 2024, the Company recognized the interest expense of $108 and $203, respectively.

ii)	On September 30, 2024, the Company purchased the Directors and Officers (D&O) insurance at a premium fee of $161,692 for a term of 12 months. Also, the Company entered a loan agreement with First Insurance Funding to finance 85% of the total premium, to repay the premium of $137,226. The Company paid the down-payment of $24,466 (15%) and remaining balance $137,226 (85%) to be repaid by 10 instalments until July 30, 2025, with a total interest imposed of $5,390. For the nine months ended September 30, 2025 and 2024, the Company recognized the interest expense of $2,763 and $0, respectively. For the three months ended September 30, 2025 and 2024, the Company recognized the interest expense of $100 and $0, respectively.

iii)	On August 17, 2025, the Company purchased the Directors and Officers (D&O) insurance at a premium fee of $145,050 for a term of 12 months. Also, the Company entered a loan agreement with First Insurance Funding to finance 80% of the total premium, to repay the premium of $116,040. The Company paid the down-payment of $29,010 (20%) and remaining balance $116,040 (80%) to be repaid by 10 instalments until July 30, 2026, with a total interest imposed of $4,124. For the three and nine months ended September 30, 2025 and 2024, no interest expense was incurred.

NOTE – 13 LOANS

	December 31, 2024	December 31, 2023

Loan – A (i)	$13,210	$21,313
Loan – B (ii)	99,831	—
	$113,041	$21,313

i)	On August 17, 2021, the newly acquired subsidiary, Gorilla Networks Pte. Ltd., received a loan from a bank of SGD 50,000, approximately $35,937 for a term of 60 months until August 31, 2026. The effective interest rate is 4.75%. For the years ended December 31, 2024 and 2023, the Company recognized the interest expense of $838 and $1,181, respectively.

ii)	On September 30, 2024, the Company purchased the Directors and Officers (D&O) insurance at a premium fee of $161,692 for a term of 12 months. Also, the Company entered a loan agreement with First Insurance Funding to finance 85% of the total premium, to repay the premium of $137,226. The Company paid the down-payment of $24,466 (15%) and remaining balance $137,226 (85%) to be repaid by 10 installments until July 30, 2025, with a total interest imposed of $5,390. The outstanding balance as of December 31, 2024 was $99,831 and there was no outstanding loan balance on this loan as of December 31, 2023.